Income Tax Recovery (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Summary of Income Tax Contingencies
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company's unaudited consolidated balance sheets:

	Nine Months Ended September 30,
	2021 $	2020 $
Balance of unrecognized tax benefits as at January 1	49,124	49,579
Increases for positions related to the current year	2,890	2,290
Increases for positions related to prior years	3,955	2,906
Decreases for positions taken in prior years	—	(15,164)
Settlements with tax authority	—	(8,556)
Decreases related to statute of limitations	(9,988)	(961)
Foreign exchange gain	(184)	(710)
Balance of unrecognized tax benefits as at September 30	45,797	29,384